Fees Summary	Dec. 09, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,774,999,920
Previously Paid Amount	0
Total Fee Amount	1,496,552.49
Total Offset Amount	0
Net Fee	$ 1,496,552.49